Matthew A. Swendiman Direct:513.629.2750 mswendiman@graydon.com	June 20, 2014

VIA EDGAR

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, DC 20549

RE:	360 Funds (the "Trust") (File Nos. 811-21726 and 333-123290) on behalf of the IMS Capital Value Fund, the IMS Strategic Income Fund, and the IMS Dividend Growth Fund (the "Funds"), the proposed new series of the Trust

Ladies and Gentlemen:

Attached please find Post-Effective Amendment No. 28 (the "Amendment") to the Trust's Registration Statement on Form N-1A (the "Registration Statement'). The Amendment reflects, amongst other things, the Trust's responses to comments from the Division of Investment Management Staff in connection with the review of Post-Effective Amendment No. 26 to the Registration Statement filed electronically on March 14, 2014. The Funds, each a new series of the Trust, will be effective immediately upon filing of the Amendment.

If you should have any questions or comments regarding the foregoing, please contact the undersigned at (513) 629-2750. Thank you in advance for your consideration.

Very truly yours,

/s/ Matthew A. Swendiman

Matthew A. Swendiman,
On behalf of the 360 Funds

cc:	Ms. Deborah O'Neal-Johnson
Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Mr. Randall Linscott
M3Sixty Administration, LLC
4520 Main Street
Suite 1425
Kansas City, MO 64111